Intangible Assets Other Than Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Cost		$ 0		$ 10,498		$ 57,070
Additions - Cost		0		0
Disposals - Cost		(10,498)	[1]	(44,877)	[2]
Write-off - Cost	[3]			(1,695)
Accumulated Amortization		0		(7,198)		(16,899)
Additions - Accumulated Amortization		(776)		(4,742)
Disposals - Accumulated Amortization		7,974	[1]	12,748	[2]
Write-off - Accumulated Amortization	[3]			1,695
Net Book Value		0		3,300		40,171
Additions - Net Book Value		(776)		(4,742)
Disposals - Net Book Value		(2,524)	[1]	(32,129)	[2]
Write-off - Net Book Value	[3]			0
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Cost		0		(5,819)		(5,819)
Additions - Cost		0		0
Disposals - Cost	[1]	5,819
Accumulated Amortization		0		2,941		2,258
Additions - Accumulated Amortization		317		683
Disposals - Accumulated Amortization	[1]	(3,258)
Net Book Value		0		(2,878)		$ (3,561)
Additions - Net Book Value		317		$ 683
Disposals - Net Book Value	[1]	$ 2,561

[1]	On June 18, 2015, Navios Acquisition sold all of the outstanding shares of capital stock of two of Navios Acquisition's vessel-owning subsidiaries (Sikinos Shipping Corporation and Shinyo Dream Limited) to Navios Midstream. The carrying amount of the favorable leases was $2,524 and of the unfavorable leases was $(2,561).
[2]	On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream. The carrying amount of the favorable leases was $32,129.
[3]	On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020. An amount of $1,695 has been written off due to the expiration of the time charter of the related favorable lease of the vessel.